Legal proceedings	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Legal proceedings
46. Legal proceedings

The Group is involved in significant legal and administrative proceedings, principally product liability, intellectual property, tax, anti-trust, consumer fraud and governmental investigations. The most significant of these matters, other than tax matters, are described below. The Group makes provision for these proceedings on a regular basis as summarised in Note 2, ‘Accounting principles and policies’ and Note 31, ‘Other provisions’. Note 2 also describes when disclosure is made of proceedings for which there is no provision. Legal expenses incurred and provisions related to legal claims are charged to selling, general and administration costs. The Group does not believe that information about the amount sought by plaintiffs, if that is known, would be meaningful with respect to those legal proceedings. This is due to a number of factors, including, but not limited to, the stage of proceedings, the entitlement of parties to appeal a decision and clarity as to theories of liability, damages and governing law.
At 31 December 2020, the Group’s aggregate provision for legal and other disputes (not including tax matters described in Note 14, ‘Taxation’) was £320 million. There can be no assurance that any losses that result from the outcome of any legal proceedings will not exceed by a material amount the amount of the provisions reported in the Group’s financial statements. If this were to happen, it could have a material adverse impact on the results of operations of the Group in the reporting period in which the judgements are incurred or the settlements entered into.
Intellectual property
Intellectual property claims include challenges to the validity and enforceability of the Group’s patents on various products or processes as well as assertions of non-infringement
of those patents. A loss in any of these cases could result in loss of patent protection for the product at issue. The consequences of any such loss could be a significant decrease in sales of that product and could materially affect future results of operations for the Group.
Coreg
In 2014, GSK initiated suit against Teva for inducing infringement of its patent relating to the use of carvedilol (Coreg) in decreasing mortality caused by congestive heart failure. In June 2017, the case proceeded to a jury trial in the US District Court for the District of Delaware. The jury returned a verdict in GSK’s favour, awarding GSK lost profits and reasonable royalties for a total award of $235.51 million. On 29 March 2018, the trial judge ruled on post-trial motions filed by Teva and found that substantial evidence at trial did not support the jury’s finding of induced infringement, overturning the jury award. GSK appealed, and on 2 October 2020, a divided panel of the Court of Appeals for the Federal Circuit reversed the district court’s ruling and reinstated the jury award in GSK’s favour. On 2 December 2020, Teva filed a petition for rehearing en banc. The court granted Teva’s petition, but only for a rehearing by the three-member panel that issued the original decision. The oral argument took place on 23 February 2021, and we await the court’s ruling.

Dolutegravir/
Tivicay/Triumeq/Dovato/Juluca
In 2017, ViiV Healthcare received patent challenge letters under the Hatch-Waxman Act from Cipla, Dr. Reddy’s Labs and Apotex for
Triumeq
and
Tivicay
;
letters from Lupin and Mylan for
Triumeq;
and a letter from Sandoz for
Tivicay
. ViiV Healthcare lists two patents in the FDA Orange Book for
Tivicay
and
Triumeq
. One patent covers the molecule dolutegravir and expires on 5 October 2027. The second patent claims a crystal form of dolutegravir and expires on 8 December 2029. All the letters challenged only the later-expiring crystal form patent. Several of the generic companies allege only that the crystal form patent is invalid, while others claim the crystal form patent is both invalid and not infringed by their proposed products. In 2017, ViiV Healthcare filed patent infringement suits against all six generic companies.
The matters against Mylan and Laurus (as a successor to Dr. Reddy’s Labs) have been resolved. The cases against the other defendants have been consolidated into a single case in the US District Court for the District of Delaware. No trial date has yet been set.
In September 2019, ViiV Healthcare received a paragraph IV letter from Cipla relating to
Dovato
and challenging only the crystal form patent. On 4 November 2019, ViiV Healthcare filed suit against Cipla in the US District Court for the District of Delaware. No trial date has yet been set.
In January 2020, ViiV Healthcare received a paragraph IV letter from Lupin relating to
Juluca
and challenging the crystal form patent as well as a patent relating to the combination of dolutegravir and rilpivirine that expires on 24 January 2031. On 28 February 2020, ViiV Healthcare filed suit against Lupin on both patents. Additionally, on 12 June 2020, Cipla sent ViiV Healthcare a paragraph IV letter related to
Juluca
, and on 22 July 2020, ViiV Healthcare filed suit against Cipla in federal court in Delaware. The court has yet to set a trial date.
On 7 February 2018, ViiV Healthcare filed patent infringement litigation regarding bictegravir against Gilead Sciences, Inc. (Gilead) in the US District Court for the District of Delaware and Canadian federal court. ViiV Healthcare alleges that Gilead’s triple combination HIV drug containing the HIV integrase inhibitor bictegravir infringes ViiV Healthcare’s patent covering dolutegravir and other compounds that include dolutegravir’s unique chemical scaffold. In both the US and Canada, ViiV Healthcare is seeking financial redress rather than injunctive relief. A jury trial in the US case is set for 10 January 2022.
In the Canadian matter, a
four-day
summary trial on the issue of infringement was held in January 2020. On 6 April 2020, the court ruled that Gilead’s bictegravir compound did not infringe ViiV Healthcare’s Canadian patent. ViiV Healthcare has appealed.
ViiV Healthcare also has commenced actions in the UK, France, Germany, Japan, South Korea and Australia against Gilead, alleging that Gilead’s Biktarvy infringes certain of ViiV Healthcare’s HIV integrase inhibitor patents. The infringement trial in the German action is set for 22 April 2021.

Kivexa
In June 2017, Biogaran commenced proceedings in France seeking revocation of the French supplementary protection certificate (SPC) covering
Kivexa
. No trial date has been set for this action.
Product liability
The Group is currently a defendant in a number of product liability lawsuits.
Avandia
As of January 2021, all
Avandia
product liability cases have settled, but there are two remaining US class actions brought by third-party payers. These actions assert claims under the Racketeer Influenced and Corrupt Organizations Act (RICO) and state consumer protection laws. In December 2019, the Third Circuit Court of Appeals reversed the summary judgements granted in favour of the Group and remanded the third-party payer cases back to district court. No trial dates have yet been set.
Seroxat/Paxil and Paxil CR
The
Seroxat/Paxil
(paroxetine) product liability matters involve three general types of allegations: (i) that use of
Paxil
during pregnancy caused congenital malformations, persistent pulmonary hypertension or autism; (ii) that
Paxil
treatment caused patients to commit suicidal or violent acts; and (iii) that the Group failed to warn that patients could experience certain symptoms on discontinuing
Seroxat/Paxil
treatment.
The Group has reached agreements to settle the majority of the US claims relating to the use of
Paxil
during pregnancy as of January 2021, but four lawsuits remain pending in the US. Two additional actions are pending in Canada.
At the beginning of 2020, there were six pending claims or cases (five in the US and one case in Canada) concerning allegations that patients who took paroxetine or
Paxil
committed or attempted to commit suicide or acts of violence. The Dolin case, involving the suicide of a man who allegedly took generic paroxetine manufactured by Mylan, concluded in 2020 in favour of the Group, leaving five pending matters (four in the US and one in Canada). The remaining US cases are largely dormant. In the one pending Canadian action, Carmichael, the Group filed a motion for summary judgement based on the statute of limitations, which was denied. The Group appealed that ruling, and oral argument took place on 16 December 2019. On 8 July 2020, the appellate court reversed the lower court’s decision and granted summary judgement in the Group’s favour. Plaintiff filed an application for leave to appeal to the Supreme Court of Canada. Briefing on the application is complete as of January 2021, and the parties await a ruling.

In the UK, a long-pending group action alleging that
Seroxat
caused severe discontinuation symptoms concluded on 3 July 2020, with the trial court entering judgement in the Group’s favour, along with an award of costs. A US case involving discontinuation-type claims also resolved in 2020.
PPI litigation
The Group is a defendant in the ongoing proton pump inhibitor (PPI) litigation, in which plaintiffs allege that their use of PPIs caused serious bodily injuries, including acute kidney injury, chronic kidney disease and end-stage
renal failure. As of January 2021, there are approximately 1,650
Prevacid24HR
personal injury lawsuits and approximately 2,700
Nexium24HR
cases pending against the Company, nearly all of which are pending in a Multidistrict Litigation (MDL) proceeding in the District of New Jersey. Manufacturers of other PPIs also are named as co-defendants
in the MDL. The Group has filed motions to dismiss several hundred cases, but the MDL court has not yet ruled on those motions. The first PPI bellwether trial is set for November 2021. In addition to the MDL cases, a small number of cases are pending in state courts.
Zantac
In 2019, the Group was contacted by several regulatory authorities regarding the detection of
N-Nitroso-dimethylamine
(NDMA) in
Zantac
(ranitidine) products. Based on information available at the time and correspondence with regulators, the Group made the decision to suspend the release, distribution and supply of all dose forms of
Zantac
to all markets pending the outcome of the ongoing tests and investigations. Also, as a precautionary action, the Group made the decision to initiate a voluntary pharmacy/retail level recall of
Zantac
products globally.
On 30 April 2020, the European Medicines Agency (EMA) recommended the suspension of ranitidine medicines. Following the publication of the EMA’s recommendation, the Company communicated a decision not to re-enter
the market. In the US, FDA requested that all manufacturers withdraw ranitidine products from the market.
The Group has been named as a defendant in approximately 1,200 US personal injury claims involving
Zantac
. Class actions alleging economic injury and a third-party payer class action also have been filed in federal court. Outside the US, there are three class actions pending against the Group in Canada, along with a class action in Israel.

On 6 February 2020, the US product liability litigation was assigned Multidistrict Litigation (MDL) status in the Southern District of Florida. On 24 August 2020, the Group filed motions to dismiss the MDL claims based on innovator liability, preemption and deficiencies in the pleadings. On 31 December 2020, the court granted the Group’s motion on innovator liability, the generic defendants’ motion on preemption and the motion of all defendants on deficiencies in the pleadings. Additionally, on 8 January 2021, the court granted the brand defendants’ partial motion on preemption, dismissing plaintiffs’ claims seeking refunds for the OTC
Zantac
product. The court allowed plaintiffs to replead their master complaints in an attempt to cure the deficiencies in their pleadings. The plaintiffs have filed notices of appeal related to the decisions on innovator liability and generic preemption.
In addition to the class action litigation, on 20 March 2020, the Department of Justice (DOJ) sent the Group notice of a civil investigation it had opened into allegations of False Claims Act violations by the Group related to
Zantac
. On 18 June 2020, the DOJ served a Civil Investigative Demand on the Group, formalizing its request for documents. On the same day, the New Mexico Attorney General filed a lawsuit against multiple defendants, including the Group, alleging violations of state consumer protection and false advertising statutes, among other claims.
Zofran
As of January 2021, the Group is a defendant in 432 product liability cases involving Zofran. Two cases are pending in state courts, and the rest are either pending in or being transferred to the Multidistrict Litigation (MDL) proceeding in the District of Massachusetts. The cases allege that children suffered birth defects due to their mothers’ ingestion of Zofran and/or generic ondansetron for pregnancy-related nausea and vomiting. Plaintiffs assert that the Group sold Zofran knowing it was unsafe for pregnant women, failed to warn of the risks and illegally marketed Zofran
“off-label”
for use by pregnant women.
The first Zofran bellwether trial has been set for 18 October 2021. The parties continue to await rulings from the court on motions to exclude general causation experts as well as on the Group’s motion for summary judgement in the first case set for trial and on its preemption motion.
The Group is also a defendant in four proposed class actions in Canada.

Sales and marketing and regulation
The Group’s marketing and promotion of its Pharmaceutical and Vaccine products are the subject of certain governmental investigations and private lawsuits brought by litigants under various theories of law.
GSK Korea – Proceedings under Fair Trade Laws
In August 2020, GSK Korea was indicted under Korea’s Monopoly Regulation and Fair Trade laws in relation to government tenders of HPV
(Cervarix)
and PCV
(Synflorix)
vaccines in 2018 and 2019. The prosecutor has alleged that GSK Korea, through the actions of at least one of its employees, interfered with the tender process under the National Immunisation Programme by using “straw bidders.”
One employee also has been charged in his individual capacity by the prosecutor in relation to the same matter. Further, a number of wholesalers are co-defendants
in the proceedings. The Korea Fair Trade Commission also has commenced an investigation of GSK Korea regarding the same matter. GSK Korea is cooperating with the authorities on these matters. Proceedings are ongoing.
SFO and SEC/DOJ Anti-corruption enquiries
As previously reported, following the resolution of investigations by the UK Serious Fraud Office (SFO), the US Securities and Exchange Commission (SEC) and the US Department of Justice (DOJ) into the Group’s commercial operations in a number of countries, including China, the SFO had requested additional information from the Group regarding third-party advisers engaged by the company in the course of investigations initiated by China’s Ministry of Public Security in 2013. The SEC and DOJ also were investigating these matters. On 22 February 2019, the SFO announced that it had closed its investigation and confirmed that it would be taking no further action against the Group. The SEC notified the Group on 8 March 2020 that it was terminating its investigation into these matters, and on 4 May 2020, the DOJ likewise informed the Group that it would be closing its investigation without a recommendation of further action. Accordingly, this matter is now concluded.

Anti-trust/competition
Certain governmental actions and private lawsuits have been brought against the Group alleging violation of competition or anti-trust laws.
UK Competition and Markets Authority investigation
On 12 February 2016, the UK Competition and Markets Authority (CMA) issued a decision fining the Group £37.6 million for infringement of the Competition Act, in connection with agreements to settle patent disputes the Group entered into in 2001 and 2002 with potential suppliers of generic paroxetine formulations.
The Group appealed to the Competition Appeal Tribunal (CAT), which delivered its initial judgement upholding the fine on 8 March 2018 but referred certain questions of law to the European Union Court of Justice (ECJ). On 30 January 2020, the ECJ issued its judgement endorsing the criteria used by the CMA in levying the fine, and the matter now has returned to the CAT for entry of a final judgement.
Lamictal
Purported classes of purchasers filed suit in the US District Court for the District of New Jersey alleging that the Group and Teva Pharmaceuticals unlawfully conspired to delay generic competition for
Lamictal
, resulting in overcharges to the purchasers, by entering into an allegedly anti-competitive reverse payment settlement to resolve patent infringement litigation. A separate count accuses the Group of monopolising the market.

On 13 December 2018, the trial judge granted plaintiffs’ class certification motion, certifying a class of direct purchasers. The Group filed a Rule 23(f) motion in the Court of Appeals for the Third Circuit, challenging the class certification decision. On 22 April 2020, the Court of Appeals vacated the lower court’s grant of class certification and remanded the issue back to the lower court for further analysis.
On 9 October 2020, the district court heard argument on plaintiffs’ renewed motion for class certification after remand. We await the court’s decision.
Commercial and corporate
The Group historically has been named as a defendant in certain cases that allege violations of US securities laws and the Employee Retirement Income Security Act (ERISA).
Securities/ERISA class actions – Stiefel
In February 2020, the Group reached a settlement in principle with respect to the claims brought by the US Securities and Exchange Commission (SEC) against the Group, relating to the Group’s acquisition of Stiefel Laboratories, Inc., in 2009. The SEC filed a motion for entry of final judgements on 23 April 2020, effectively dismissing the case, and this matter has now concluded. One claim brought by a private litigant, Martinolich, remains pending in federal court in Florida. In that matter, plaintiff, a former Stiefel employee, alleges that Stiefel and its officers and directors violated ERISA and federal and state securities laws by inducing Stiefel employees to sell their shares in the employee stock plan back to Stiefel at a greatly undervalued price and without disclosing to employees that Stiefel was about to be sold to the Group.